Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales	$ 54,442	$ 39,410
Production costs	12,293	9,511
Exploration expenses		359
Depreciation, depletion and amortization	11,928	10,057
Results of operations, income before income taxes	30,221	19,483
Income tax expenses	10,880	7,014
Results of operations from producing activities (excluding corporate overhead)	19,341	12,469
Company's Share of Equity-Method Investments [Member]
Revenues
Sales	53,181	56,964
Production costs	22,034	23,375
Exploration expenses		105
Depreciation, depletion and amortization	18,449	18,557
Results of operations, income before income taxes	12,698	14,927
Income tax expenses	4,533	5,373
Results of operations from producing activities (excluding corporate overhead)	$ 8,615	$ 9,554